Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating cash outflows from operating leases	$ 186,413	$ 178,605	$ 810,960	$ 814,230